SCHEDULE OF SHORT TERM DEBT (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Line of Credit Facility [Line Items]
Short-term loan portion	$ 1,149,062		$ 455,103
Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits		$ 6,000,000	771,357
August 23, 2021 [Member] | Bank Overdrafts [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate	Higher of HIBOR +3% or Prime rate
August 23, 2021 [Member] | General Banking Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 641,262
August 23, 2021 [Member] | Invoice Financing Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +2.5% or Prime rate -1%	Higher of HIBOR +2.5% or Prime rate -1%
September 27, 2021 [Member]
Line of Credit Facility [Line Items]
Short-term loan portion	$ 102,736		99,640
Long-term loan portion	552,518		653,185
September 27, 2021 [Member] | Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 769,514
Line of credit facility, interest rate	Prime Rate -2.50%	Prime Rate -2.50%
August 1, 2022 [Member] | Bank Overdrafts [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate	Higher of HIBOR +3% or Prime rate
August 1, 2022 [Member] | General Banking Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 641,109
August 1, 2022 [Member] | Invoice Financing Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +2.5% or Prime rate -1%	Higher of HIBOR +2.5% or Prime rate -1%
Line of credit	$ 171,270		99,020
August 1, 2022 [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate -0.5%	Higher of HIBOR +3% or Prime rate -0.5%
Line of credit	$ 257,516		$ 256,443
July 04, 2023 [Member] | Bank Overdrafts [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate	Higher of HIBOR +3% or Prime rate
July 04, 2023 [Member] | General Banking Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 642,797
July 04, 2023 [Member] | Invoice Financing Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +2.5% or Prime rate -1%	Higher of HIBOR +2.5% or Prime rate -1%
Line of credit	$ 175,430
July 04, 2023 [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate -0.5%	Higher of HIBOR +3% or Prime rate -0.5%
Line of credit	$ 257,119
July 04, 2023 [Member] | Bank Overdraft [Member]
Line of Credit Facility [Line Items]
Line of credit	11,861
July Ten Twenty Twenty Three [Member] | General Banking Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	642,797
July Ten Twenty Twenty Three [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit	601,916
June Two Twenty Twenty Three [Member] | General Banking Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	57,082
June Two Twenty Twenty Three [Member] | Short Term Loan Portion [Member]
Line of Credit Facility [Line Items]
Line of credit	10,319
June Two Twenty Twenty Three [Member] | Long Term Loan Portion [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 35,408